Loss Per Share - Summary of Basic Earnings Per Share (Detail) - PEN (S/) S/ / shares in Units, S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Loss attributable to owners of the Company during the year		S/ (217,871)	S/ (884,721)	S/ (83,188)
Weighted average number of shares in issue at S/1.00 each, at December 31,		871,917,855	822,213,119	665,835,490
Basic loss per share (in S/)	[1]	S/ (0.250)	S/ (1.076)	S/ (0.125)
Loss from continuing operations attributable to owners of the Company during the year		S/ (217,871)	S/ (884,721)	S/ (73,506)
Weighted average number of shares in issue at S/1.00 each, at December 31,		871,917,855	822,213,119	665,835,490
Basic loss per share (S/)	[1]	S/ (0.250)	S/ (1.076)	S/ (0.110)

[1]	The Corporation does not have common shares with dilutive effects As of December 31, 2018, 2019 and 2020.